Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions, shares in Millions	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statement of Changes in Equity [Abstract]
Number of common shares, cancelled	46.4	45.5
Nominal value of common shares cancelled	€ 119	€ 117
Aquisition cost of common shares in treasury	675	450
Impact in APIC due to common shares cancelled	€ 556	€ 333